Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax assets
Post-retirement and post-employment benefits expense in excess of cash payments	$ 638	$ 526
Non-capital losses	331	302
Non-depreciable capital property	271	271
Pension obligations	405	197
Investment in subsidiaries	95	86
Tax credit carryforwards	92	71
Depreciation and amortization in excess of capital cost allowance	59	20
Environmental expenditures	51	59
Other	20	24
Deferred income tax assets gross	1,962	1,556
Less: valuation allowance	(375)	(366)
Total deferred income tax assets	1,587	1,190
Deferred income tax liabilities
Capital cost allowance in excess of depreciation and amortization	377	9
Regulatory amounts that are not recognized for tax purposes	495	188
Goodwill	10	10
Other	18	23
Total deferred income tax liabilities	900	230
Net deferred income tax assets	$ 687	$ 960